LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM DEBT
Schedule of long-term debt

	Effective interest rate as of
	December 31, 2022	2022	2021
Bank credit facility (i)	5.92%	$77.5	$285.0
Senior Notes (ii)		5,279.1	5,123.2
		5,356.6	5,408.2
Change in fair value related to hedged interest rate risk		(5.6)	8.3
Financing costs, net of amortization		(32.7)	(36.4)
		$5,318.3	$5,380.1

As of December 31, 2022, the carrying value of long-term debt denominated in U.S. dollars, excluding financing costs, was $2,298.5 million ($2,156.6 million as of December 31, 2021) while the net fair value of related hedging derivative instruments was in an asset position of $196.1 million ($116.3 million as of December 31, 2021).

(i)	The bank credit facility provides for a $1,500.0 million secured revolving credit facility that matures in July 2026 and bears interest at Bankers’ acceptance rate, Secured Overnight Financing Rate (“SOFR”), Canadian prime rate or U.S. prime rate, plus a premium determined by the Corporation’s leverage ratio. The bank credit facility is secured by a first ranking hypothec on the universality of all tangible and intangible assets, current and future, of the Corporation and most of its wholly owned subsidiaries. As of December 31, 2022, the bank credit facility was secured by assets with a carrying value of $8,741.7 million ($8,900.3 million in 2021). The bank credit facility contains covenants such as maintaining certain financial ratios, as well as limitations on the Corporation’s ability to incur additional indebtedness, pay dividends, or make other distributions. As of December 31, 2022, $77.5 million was drawn on the secured revolving credit facility ($285.0 million as of December 31, 2021).

On January 13, 2023, Videotron's bank credit facility was amended to increase the secured revolving credit facility from $1,500.0 million to $2,000.0 million. Certain terms and conditions of the credit facility were also amended.

(ii)	The Senior Notes are unsecured and contain certain restrictions on the Corporation, including limitations on its ability to incur additional indebtedness, pay dividends, or make other distributions. Some Notes are redeemable at the option of the issuer, in whole or in part, at a price based on a make-whole formula during the first three or five years of the term of the Notes and at a decreasing premium thereafter, while the remaining Notes are redeemable at a price based on a make-whole formula at any time prior to maturity. The Senior Notes are guaranteed by specific subsidiaries of the Corporation. The following table summarizes the terms of the outstanding Senior Notes as of December 31, 2022:

		Annual nominal		Interest payable
Principal amount		interest rate	Maturity date	every 6 months on
US $	600.0	5.375%	June 15, 2024	June and December 15
	$400.0	5.625%	June 15, 2025	April and October 15
	$375.0	5.750%	January 15, 2026	March and September 15
US $	600.0	5.125%	April 15, 2027	April and October 15
	$800.0	4.500%	January 15, 2030	April and October 15
	$650.0[1]	3.125%	January 15, 2031	January and July 15
	$750.0[2]	3.625%	June 15, 2028	June and December 15
US $	500.0[3]	3.625%	June 15, 2029	June and December 15
1	The Notes were issued in January 2021 for net proceeds of $644.0 million, net of financing costs of $6.0 million.
2	The Notes were issued in June 2021 for net proceeds of $743.2 million, net of financing costs of $6.8 million.
3	The Notes were issued in June 2021 for net proceeds of $599.6 million, net of financing costs of $5.8 million.

Schedule of principal repayments of long-term debt

2023	$—
2024	813.2
2025	400.0
2026	452.5
2027	813.2
2028 and thereafter	2,877.7

Schedule of changes in long-term debt

	2022	2021
Balance at beginning of year	$5,380.1	$4,111.5
Net change under revolving facility, net of financing costs	(209.6)	285.0
Issuance of long-term debt, net of financing costs	—	1,986.8
Repayment of long-term debt, excluding early redemption premium	—	(983.7)
Foreign currency translation	155.9	(18.5)
Amortization of financing costs	5.8	6.1
Change in fair value related to hedged interest rate risk	(13.9)	(8.5)
Other	—	1.4
Balance at end of year	$5,318.3	$5,380.1